VANECK VIP GLOBAL GOLD FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 97.5%
Australia: 14.3%
Bellevue Gold Ltd. *	2,307,986	$1,096,966
De Grey Mining Ltd. * †	691,732	457,052
Emerald Resources NL *	502,950	346,801
Evolution Mining Ltd.	380,792	496,772
Northern Star Resources Ltd.	276,700	1,385,518
Predictive Discovery Ltd. * †	5,468,072	650,399
West African Resources Ltd. *	1,639,326	1,094,675
		5,528,183
Brazil: 9.5%
Wheaton Precious Metals Corp. (USD)	60,555	1,959,560
Yamana Gold, Inc. (USD)	382,133	1,731,062
		3,690,622
Canada: 57.7%
Agnico Eagle Mines Ltd. (USD)	82,907	3,501,163
Alamos Gold, Inc. (USD)	160,157	1,186,763
B2Gold Corp. (USD)	593,769	1,911,936
Barrick Gold Corp. (USD)	155,335	2,407,693
Bear Creek Mining Corp. *	85,751	36,005
Benchmark Metals, Inc. * †	630,746	178,080
Bonterra Resources, Inc. *	243,799	88,247
Equinox Gold Corp. (USD) *	27,863	101,700
Franco-Nevada Corp. (USD)	29,780	3,558,114
G Mining Ventures Corp. *	696,100	330,072
G2 Goldfields Inc. (USD) *∞∞ ø	261,000	112,230
Galway Metals, Inc. *	1,075,730	218,051
GoGold Resources, Inc. * ø	131,500	152,791
GoGold Resources, Inc. *	243,682	278,726
Goldsource Mines, Inc. *	250,800	59,915
Kinross Gold Corp. (USD)	526,376	1,979,174
Liberty Gold Corp. *	352,000	104,478
Liberty Gold Corp. *	1,344,613	394,229
Liberty Gold Corp. ø	352,000	103,203
Lundin Gold, Inc.	27,100	188,337
Marathon Gold Corp. *	428,149	328,547
Nighthawk Gold Corp. *	114,400	24,017
O3 Mining, Inc. *	107,100	110,097
Orezone Gold Corp. * †	998,304	997,328
Osisko Gold Royalties Ltd. (USD)	62,100	632,178
Osisko Mining, Inc. *	360,936	807,393
Probe Metals, Inc. *	222,682	188,611
Pure Gold Mining, Inc. * ø	159,000	16,115
Pure Gold Mining, Inc.	1,200,000	121,620
Pure Gold Mining, Inc. *	420,030	42,570
Reunion Gold Corp. * †	1,558,500	445,656
Reunion Gold Corp. ø	481,988	128,544
Rhyolite Resources Ltd. *	246,600	40,614
Rio2 Ltd. *	479,206	41,629
Sabina Gold & Silver Corp. *	547,950	432,378
Silver Tiger Metals, Inc. * †	360,200	62,582
Skeena Resources Ltd. *	24,500	114,576
SSR Mining, Inc. (USD)	66,074	971,949
		22,397,311
	Number of Shares	Value
South Africa: 1.3%
Gold Fields Ltd. (ADR)	61,699	$499,145
Turkey: 0.9%
Eldorado Gold Corp. (USD) *	59,328	357,748
United Kingdom: 6.5%
Endeavour Mining Plc (CAD)	137,409	2,534,608
United States: 7.3%
Newmont Corp.	48,122	2,022,568
Perpetua Resources Corp. (CAD) * †	3,037	6,090
Royal Gold, Inc.	8,400	788,088
		2,816,746
Total Common Stocks (Cost: $36,258,455)		37,824,363

WARRANTS: 0.1%
Canada: 0.1%
Benchmark Metals, Inc., CAD 1.55, exp. 12/09/23 *∞	36,000	0
Goldsource Mines, Inc., CAD 1.40, exp. 05/20/23 *∞	1,155,500	1
Marathon Gold Corp., CAD 1.10, exp. 09/19/24 *∞ ø	40,000	10,714
Nighthawk Gold Corp., CAD 1.50, exp. 07/07/23 *∞	90,500	0
Pure Gold Mining, Inc., CAD 0.18, exp. 11/13/22 *∞ ø	1,200,000	8,079
Reunion Gold Corp., CAD 0.39, exp. 07/06/24 ø	240,994	30,828

Total Warrants (Cost: $63,782)		49,622

MONEY MARKET FUND: 2.0% (Cost: $770,106)
Invesco Treasury Portfolio - Institutional Class	770,106	770,106
Total Investments Before Collateral for Securities Loaned: 99.6% (Cost: $37,092,343)		38,644,091

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.7%
Money Market Fund: 0.7% (Cost: $270,476)
State Street Navigator Securities Lending Government Money Market Portfolio	270,476	270,476

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VANECK VIP GLOBAL GOLD FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Total Investments: 100.3%
	Number of Shares	Value
(Cost: $37,362,819)		$38,914,567
Liabilities in excess of other assets: (0.3)%		(115,812)
NET ASSETS: 100.0%		$38,798,755

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $922,466.
∞	Security is valued using pricing models and significant unobservable inputs that factor in volatility and discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
ø	Restricted Security – the aggregate value of restricted securities is $562,504, or 1.4% of net assets

Restricted securities held by the Fund as of September 30, 2022 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
G2 Goldfields Inc.	06/29/2022	261,000	$121,414	$112,230	0.3%
GoGold Resources, Inc.	08/31/2020	131,500	96,629	152,791	0.4%
Liberty Gold Corp.	10/04/2021	352,000	175,156	103,203	0.3%
Marathon Gold Corp. *	09/13/2022	40,000	8,558	10,714	0.0%
Pure Gold Mining, Inc.	05/21/2020	159,000	112,251	16,115	0.0%
Pure Gold Mining, Inc. *	05/16/2022	1,200,000	0	8,079	0.0%
Reunion Gold Corp.	06/15/2022	481,988	88,294	128,544	0.3%
Reunion Gold Corp. *	06/15/2022	240,994	8,907	30,828	0.1%
			$611,209	$562,504	1.4%

*	Warrants

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	1.4%	$548,123
Gold	94.7	36,617,678
Precious Metals & Minerals	1.0	366,876
Silver	0.9	341,308
Money Market Fund	2.0	770,106
	100.0%	$38,644,091
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